LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

12.   LONG-TERM INVESTMENTS, NET

The Company’s long-term investments consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Equity investments without readily determinable fair values	17,137	17,137	2,689
Equity method investments	116,667	79,506	12,476
Available-for-sale debt investments	1,713	1,600	251
	135,517	98,243	15,416

Equity investments without readily determinable fair values

The Company disposed equity investments without readily determinable fair value at a consideration of RMB13,500 and nil in 2020 and 2021, respectively.

The investment income comprised of dividend income of RMB461, RMB607 and RMB659 (US$103), and disposal gain of RMB5,536, RMB257 and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

12.   LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity investments without readily determinable fair values (continued)

The Company recorded an impairment loss of long-term investment amounting nil, RMB13,030 and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

Equity method investments:

				Increase (decrease)
				during
				the year ended
	As of December 31, 2019			December 31, 2020			As of December 31, 2020
		Share	Investments		Share	Distribution/derecognize		Share	Investments
	Cost of	equity	in equity	Cost of	equity gain	of share	Cost of	equity gain	in equity
	investments	gain (loss)	investee	investments	(loss)	equity (gain) loss	investments	(loss)	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	7,152	108,152	—	12,254	(17,723)	101,000	1,683	102,683
Shihua DC Holdings	29,068	(29,068)	—	(29,068)	—	29,068	—	—	—
Jingliang Inter Cloud	6,000	(1,928)	4,072	—	(903)	—	6,000	(2,831)	3,169
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	4,000
ZJK Energy	5,907	(1,945)	3,962	—	(803)	—	5,907	(2,748)	3,159
WiFire Entities	20,000	(20,000)	—	—	—	—	20,000	(20,000)	—
Qidi Chengxin	3,930	—	3,930	—	(274)	—	3,930	(274)	3,656
	169,905	(45,789)	124,116	(29,068)	10,274	11,345	140,837	(24,170)	116,667

				Increase (decrease)
				during
				the year ended
	As of December 31, 2020			December 31, 2021			As of December 31, 2021
		Share	Investments		Share			Share	Impairment	Investments	Investments
	Cost of	equity	in equity	Cost of	equity gain	Impairment of	Cost of	equity gain	of	in equity	in equity
	investments	gain (loss)	investee	investments	(loss)	investment	investments	(loss)	investment	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	1,683	102,683	—	(33,968)	—	101,000	(32,285)	—	68,715	10,783
Jingliang Inter Cloud	6,000	(2,831)	3,169	—	(2,182)	—	6,000	(5,013)	—	987	155
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	—	4,000	628
ZJK Energy	5,907	(2,748)	3,159	—	(1,068)	—	5,907	(3,816)	—	2,091	328
WiFire Entities	20,000	(20,000)	—	—	—	—	20,000	(20,000)	—	—	—
Qidi Chengxin	3,930	(274)	3,656	—	57	—	3,930	(217)	—	3,713	582
BJ Chaohulian	—	—	—	5,000	(1,505)	(3,495)	5,000	(1,505)	(3,495)	—	—
	140,837	(24,170)	116,667	5,000	(38,666)	(3,495)	145,837	(62,836)	(3,495)	79,506	12,476

12.   LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity method investments (continued):

The Company through its subsidiary, VNET Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner since April 2012 with capital injection of RMB101,000 and held 27.694% of the investee as of December 31, 2019, 2020 and 2021. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC Subtopic 323-10, Investments – Equity Method (“ASC 323-10”). In December 2020 and 2021, the Company received distribution from Yizhuang Fund as return on investments with an amount of RMB17,723 and nil, respectively.

In September 2017, after the disposal of 66.67% equity interest in the WiFire Entities, the Company held the remaining 33.33% equity interest in the WiFire Entities, which is accounted for equity method investment at fair value at the disposal date. As of December 31, 2021, the equity method investment balance is reduced to nil after the pickup of loss in the WiFire Entities.

In January 2018, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Beijing Jingliang Interconnected Cloud Technology Inc. (“Jingliang Inter Cloud”) and Jingliang Century Cloud Technology Inc. (“Jingliang Century Cloud”). The Company injected capital of RMB6,000 and RMB4,000 and the Company held 60% and 40% of equity interest in Jingliang Inter Cloud and Jingliang Century Cloud, respectively. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Jingliang Inter Cloud’s operation and financial decisions.

In December 2019, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Chengdu Qidi Chengxin Education Limited (“Qidi Chengxin”). The Company injected capital of RMB3,930 and hold 59% of equity interest in Qidi Chengxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

In January, 2021, the Company through its subsidiary, VNET Beijing, and two third parties jointly set up Beijing Super Internet Technology Research Institute Co., Ltd. (“BJ Chaohulian”). The Company injected capital of RMB5,000 and hold 30% of equity interest in BJ Chaohulian. As of December 31, 2021, the equity method investment balance is reduced to nil after the Company pickup of loss amounting to RMB1,505 (US$236) and recorded impairment of investment amounting to RMB3,495 (US$548).